Other Income and (Expenses) (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Schedule of other income and (expenses)

	2018	2017
Change in closure and decommissioning estimates	$(2,968)	$(8,388)
Royalties income	$631	$574
Other (loss) income	(1,322)	2,309
Total	$(3,659)	$(5,505)